INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET

NOTE 6:-INTANGIBLE ASSETS, NET

	December 31,
	2018	2019

Cost:
Technology	$8,275	$8,275
Customer relations	10,667	10,667
Customer data	12,043	12,043
Domain	552	552

	31,537	31,537

Less - accumulated amortization	7,108	11,696

Intangible assets, net	$24,429	$19,841

Estimated amortization expense for the years ended:

2020	$2,212
2021	1,938
2022	1,868
2023	1,571
Thereafter	12,252

$19,841

Amortization expense amounted to $2,753, $2,784 and $4,588 for the years ended December 31, 2017, 2018 and 2019, respectively. During 2019, the Company recorded $1,206 amortization expenses that relate to DeviantArt’s technology, an intangible asset due to launching a new platform and terminating the old one.